Other (Expense) Income (Details) - Schedule of other (expense) income - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of other (expense) income [Abstract]
Foreign exchange (loss) gain	$ (790)	$ 3,109	$ (1,530)	$ (1,289)
Forgiveness of PPP loans			1,306				$ (524)
Gain on disposition of a business		129		1,381
Interest income	20	36	66	85
Other non-operating expense	(81)	(272)	(278)	(507)
Total other (expense) income	$ (851)	$ 3,002	$ (436)	$ (330)	$ 4,525	$ (2,654)	$ (2,309)